UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Target 2011 Fund

	Shares	Value ($)

Common Stocks 28.3%
Consumer Discretionary 2.9%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	1,680	198,240
Hotels Restaurants & Leisure 0.6%
McDonald’s Corp.	7,800	326,976
Starwood Hotels & Resorts Worldwide, Inc.	2,060	123,064

		450,040
Media 0.8%
Comcast Corp. “A”*	1,920	78,086
McGraw-Hill Companies, Inc.	760	48,769
News Corp. “A”	10,470	218,300
Omnicom Group, Inc.	1,500	152,175
Walt Disney Co.	2,720	85,571

		582,901
Multiline Retail 0.6%
Federated Department Stores, Inc.	4,650	204,182
J.C. Penney Co., Inc.	3,940	296,406

		500,588
Specialty Retail 0.3%
Best Buy Co., Inc.	1,830	101,108
Staples, Inc.	6,385	164,669

		265,777
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	5,450	216,038
Consumer Staples 2.7%
Beverages 0.7%
PepsiCo, Inc.	8,850	561,444
Food & Staples Retailing 0.3%
Walgreen Co.	5,640	246,355
Food Products 0.2%
Dean Foods Co.*	3,600	150,804
Household Products 1.0%
Procter & Gamble Co.	12,500	792,375
Tobacco 0.5%
Altria Group, Inc.	4,570	371,678
Energy 2.7%
Energy Equipment & Services 0.5%
Cameron International Corp.*	3,650	182,865
Schlumberger Ltd.	3,000	189,240

		372,105
Oil, Gas & Consumable Fuels 2.2%
ExxonMobil Corp.	8,454	603,785
Hess Corp.	2,530	107,272
Marathon Oil Corp.	2,470	213,408

Occidental Petroleum Corp.	6,120	287,273
Total SA (ADR)	3,940	268,471
Valero Energy Corp.	4,730	247,521

		1,727,730
Financials 6.3%
Capital Markets 2.6%
Bank of New York Co., Inc.	13,180	452,997
Lehman Brothers Holdings, Inc.	4,830	375,967
Mellon Financial Corp.	1,990	77,212
Merrill Lynch & Co., Inc.	3,770	329,573
Morgan Stanley	2,760	210,947
The Goldman Sachs Group, Inc.	1,510	286,583
UBS AG (Registered)	5,160	308,774

		2,042,053
Commercial Banks 1.5%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,780	140,175
US Bancorp	1,630	55,159
Wachovia Corp.	8,670	481,185
Wells Fargo & Co.	13,070	474,310

		1,150,829
Consumer Finance 0.2%
SLM Corp.	3,200	155,776
Diversified Financial Services 1.1%
Bank of America Corp.	10,980	591,493
JPMorgan Chase & Co.	2,760	130,934
Moody’s Corp.	2,010	133,263

		855,690
Insurance 0.9%
American International Group, Inc.	5,750	386,227
Loews Corp.	2,190	85,235
MetLife, Inc.	4,450	254,229

		725,691
Health Care 3.6%
Biotechnology 0.2%
Amgen, Inc.*	1,830	138,915
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	10,820	497,396
C.R. Bard, Inc.	2,290	187,688

		685,084
Health Care Providers & Services 0.8%
Cardinal Health, Inc.	2,070	135,482
UnitedHealth Group, Inc.	6,330	308,777
WellPoint, Inc.*	2,580	196,906

		641,165
Life Sciences Tools & Services 0.4%
Fisher Scientific International, Inc.*	3,690	315,938
Pharmaceuticals 1.3%
Abbott Laboratories	2,107	100,103
AstraZeneca PLC (ADR)	1,060	62,222
Johnson & Johnson	3,230	217,702
Merck & Co., Inc.	1,010	45,874
Novartis AG (ADR)	4,730	287,253
Sanofi-Aventis (ADR)	1,300	55,497
Wyeth	4,490	229,125

		997,776

Industrials 3.0%
Aerospace & Defense 0.9%
Boeing Co.	2,650	211,629
Honeywell International, Inc.	9,130	384,556
United Technologies Corp.	2,020	132,754

		728,939
Electrical Equipment 0.3%
Emerson Electric Co.	2,600	219,440
Industrial Conglomerates 1.5%
General Electric Co.	24,190	849,311
Tyco International Ltd.	10,250	301,658

		1,150,969
Machinery 0.3%
PACCAR, Inc.	4,435	262,596
Information Technology 4.3%
Communications Equipment 1.3%
Cisco Systems, Inc.*	27,750	669,607
Motorola, Inc.	8,360	192,782
QUALCOMM, Inc.	3,610	131,368

		993,757
Computers & Peripherals 0.5%
Apple Computer, Inc.*	3,160	256,213
International Business Machines Corp.	1,330	122,799

		379,012
Internet Software & Services 0.3%
eBay, Inc.*	6,510	209,166
IT Services 0.4%
Automatic Data Processing, Inc.	6,980	345,091
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc.	10,670	185,551
ASML Holding NV (NY Registered Shares)*	9,690	221,320
Maxim Integrated Products, Inc.	2,280	68,423

		475,294
Software 1.2%
Adobe Systems, Inc.*	3,700	141,525
Electronic Arts, Inc.*	1,590	84,095
Microsoft Corp.	16,260	466,824
Symantec Corp.*	14,620	290,061

		982,505
Materials 0.8%
Chemicals 0.2%
Monsanto Co.	2,170	95,957
PPG Industries, Inc.	1,260	86,184

		182,141
Metals & Mining 0.4%
Companhia Vale do Rio Doce (ADR)	3,320	84,461
Rio Tinto PLC (ADR)	984	217,848

		302,309
Paper & Forest Products 0.2%
Weyerhaeuser Co.	2,600	165,334
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	13,500	462,375

Verizon Communications, Inc.	3,600	133,200

		595,575
Wireless Telecommunication Services 0.2%
American Tower Corp. “A”*	4,290	154,526
Utilities 1.0%
Electric Utilities 0.7%
Allegheny Energy, Inc.*	4,800	206,544
Entergy Corp.	1,150	98,705
Exelon Corp.	3,610	223,748

		528,997
Independent Power Producers & Energy Traders 0.3%
TXU Corp.	4,110	259,464

Total Common Stocks (Cost $18,473,981)		22,080,107
	Principal Amount ($)	Value ($)

US Treasury Obligations 71.9%
US Treasury STRIPS, 4.508%**, 8/15/2011 (a) (Cost $52,151,623)	69,497,000	56,131,893
	Contracts	Value ($)

Put Options Purchased 0.0%
Lehman Brothers Holdings, Inc., expiring 11/18/2006, Strike price $70.0	46	920
Merrill Lynch & Co., Inc., expiring 11/18/2006, Strike price $75.0	43	215
Morgan Stanley, expiring 11/18/2006, Strike price $70.0	40	800
The Goldman Sachs Group, Inc., expiring 11/18/2006, Strike price $165.0	20	300

Total Put Options Purchased (Cost $27,840)		2,235
	Shares	Value ($)

Securities Lending Collateral 26.9%
Daily Assets Fund Institutional, 5.32% (b) (c) (Cost $21,059,629)	21,059,629	21,059,629
Cash Equivalents 0.0%
Cash Management QP Trust, 5.31% (d) (Cost $8,237)	8,237	8,237
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 91,721,310)	127.1	99,282,101
Other Assets and Liabilities, Net	(27.1)	(21,185,291)

Net Assets	100.0	78,096,810

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2006 amounted to $20,601,637 which is 26.4% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006